Annual Fund Operating Expenses - Cutler Equity Fund	Oct. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Cutler Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.05%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.99%	[2]

[1]	Effective February 18, 2021, the Fund adopted a Shareholder Service Plan that permits it to pay up to 0.15% of its average daily net assets each year in shareholder service fees. The Board of Trustees (the “Board”) of The Cutler Trust (the “Trust”) has authorized the Fund to spend not more than 0.05% of the Fund’s average daily net assets under the Shareholder Service Plan without further approval from the Board. For the fiscal year ended June 30, 2026, the Fund incurred $106,662 in shareholder service fees, which represents an amount equal to 0.05% of the Fund’s average daily net assets.
[2]	The Fund’s investment adviser, Cutler Investment Counsel, LLC (the “Adviser”), has contractually agreed, until October 31, 2027, to reduce its management fees and to pay the Fund’s ordinary operating expenses to the extent necessary to limit Annual Fund Operating Expenses to an amount not exceeding 0.99% of the Fund’s average daily net assets. Any management fees reduced and ordinary operating expenses paid by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were reduced or paid, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Prior to October 31, 2027, the expense limitation agreement may be modified or terminated only with approval by the Board of Trustees.